Note 3 - Revenue From Contracts With Customers 1 (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
External Broker Costs and Employee Sales Commissions [Member]
Capitalized Contract Cost, Amortization	$ 2,817	$ 2,014
Capitalized Contract Cost, Net	11,610	8,802
Capitalized Contract Cost, Impairment Loss		0
FirstService Brands Segment [Member]
Contract with Customer, Liability, Revenue Recognized	$ 5,752	$ 4,649
FirstService Brands Segment [Member] | Franchise [Member] | Minimum [Member]
Revenue Recognized Period (Year)	5 years
FirstService Brands Segment [Member] | Franchise [Member] | Maximum [Member]
Revenue Recognized Period (Year)	10 years